Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in loans and borrowings arising from investing and financing activities
Beginning Balance	$ 214,559	$ 43,461
Carrying value of debt extinguished by issuance of shares		(14,205)
Accretion and accrued interest	7,467	6,692
Embedded derivative liability		1,283
Repayment of long-term debt	(131,211)	(837)
Debt component of convertible notes, net of deferred financing costs	123,942
Loss on extinguishment of Sprott debt and Short-term Loan	13,540
Debenture principal repayment settled by issuance of shares	(10,450)
Ending Balance	264,049	214,559
Aurizona Construction Facility [Member]
Changes in loans and borrowings arising from investing and financing activities
Beginning Balance	68,831
Net of deferred financing costs	8,814	51,829
Ending Balance		68,831
Mesquite Acquisition Facility [Member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs		114,576
Standby Loan [member]
Changes in loans and borrowings arising from investing and financing activities
Beginning Balance	11,803
Net of deferred financing costs		11,760
Ending Balance	12,000	11,803
Short-term Loan [Member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs	19,600
Revolving Credit Facility [member]
Changes in loans and borrowings arising from investing and financing activities
Beginning Balance	97,858
Net of deferred financing costs	19,592
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility	(1,804)
Ending Balance	$ 116,625	$ 97,858